Taxes Payables	12 Months Ended
Dec. 31, 2017
Taxes Payables [Abstract]
TAXES PAYABLES
9.	TAXES PAYABLES

Taxes payable consisted of the following:

	December 31	December 31
	2017	2016
Value added tax payable	$820,616	$74,895
Other business related tax payable/(prepaid tax)	7,694	(202)
	$828,310	$74,693